INVESTMENTS, DEBTS AND DERIVATIVES - Financial Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 5,660	$ 8,180
Non-current	3,791	5,336
Current	1,869	2,844
At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	5,660	8,180
Principal amount outstanding | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	4,324	6,670
Interest accrued | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	73	102
Discounts and unamortized fees | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	(21)	(8)
Bank loans and bonds | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	4,376	6,764
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	832	806
Other financial liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 452	$ 610